Related party balances and transactions (Related party balances) (Balances due to related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due to related party	¥ 4,858,053	¥ 4,760,754
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	260,306	12,232
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due to related party	16,138	14,183
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Due to related party	336,170	325,590
Associates [member]
Disclosure of transactions between related parties [line items]
Due to related party	5,751	263,154
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	¥ 4,239,688	¥ 4,145,595